Nationwide®

VA Separate Account-C

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

FHL– 474–12/06

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,643,955 shares (cost $37,788,316)	$43,071,622

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 399,322 shares (cost $6,951,196)	9,571,750

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 5,164,572 shares (cost $5,164,572)	5,164,572

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 1,763,361 shares (cost $19,471,643)	23,487,972

JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal) 5,176,959 shares (cost $76,407,054)	83,556,112

JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond) 7,883,653 shares (cost $88,283,267)	89,006,441

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq) 4,957,171 shares (cost $67,693,429)	87,246,206

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 4,970,355 shares (cost $83,334,687)	105,669,746

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV) 1,726,941 shares (cost $22,814,604)	28,719,028

JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx) 7,208,392 shares (cost $68,547,405)	89,600,314

JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd) 9,534,065 shares (cost $106,805,792)	106,781,527

JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap) 2,656,756 shares (cost $41,065,824)	50,212,680

JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr) 5,635,924 shares (cost $106,478,214)	82,848,078

Total investments	804,936,048

Accounts receivable	9,022

Total assets	804,945,070

Accounts payable .	–

Contract owners’ equity (note 4)	$804,945,070

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	FidVIPEI	FidVIPOv	GVITMyMkt	GVITNWFund	JPMBal	JPMCBond	JPMDivEq
Reinvested dividends	$17,999,457	1,563,138	99,334	268,758	275,514	2,937,768	3,638,862	739,136
Mortality and expense risk charges (note 2)	(11,606,534)	(622,465)	(134,558)	(79,174)	(348,532)	(1,269,835)	(1,248,952)	(1,132,916)

Net investment income (loss)	6,392,923	940,673	(35,224)	189,584	(73,018)	1,667,933	2,389,910	(393,780)

Proceeds from mutual fund shares sold	288,115,242	18,773,585	4,014,276	9,313,283	10,650,055	41,755,703	18,603,190	15,570,898
Cost of mutual fund shares sold	(310,010,466)	(17,908,123)	(4,610,368)	(9,313,283)	(10,093,715)	(42,845,751)	(17,747,331)	(16,776,812)

Realized gain (loss) on investments	(21,895,224)	865,462	(596,092)	–	556,340	(1,090,048)	855,859	(1,205,914)
Change in unrealized gain (loss) on investments	68,678,662	626,103	2,075,108	–	2,446,919	7,709,598	(742,679)	13,444,809

Net gain (loss) on investments	46,783,438	1,491,565	1,479,016	–	3,003,259	6,619,550	113,180	12,238,895

Reinvested capital gains	22,288,169	5,531,626	69,056	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$75,464,530	7,963,864	1,512,848	189,584	2,930,241	8,287,483	2,503,090	11,845,115

Investment activity:	JPMMidCapGr	JPMMidCapV	JPMEqIndx	JPMGvtBd	JPMMidCap	JPMLgCapGr
Reinvested dividends	$–	490,391	1,284,580	6,476,326	151,738	73,912
Mortality and expense risk charges (note 2)	(1,561,909)	(662,666)	(1,178,902)	(1,562,293)	(549,616)	(1,254,716)

Net investment income (loss)	(1,561,909)	(172,275)	105,678	4,914,033	(397,878)	(1,180,804)

Proceeds from mutual fund shares sold	38,283,428	42,552,424	19,684,377	30,976,075	3,994,317	33,943,631
Cost of mutual fund shares sold	(40,977,170)	(33,667,936)	(21,637,542)	(29,435,259)	(3,547,805)	(61,449,371)

Realized gain (loss) on investments	(2,693,742)	8,884,488	(1,953,165)	1,540,816	446,512	(27,505,740)
Change in unrealized gain (loss) on investments	11,894,500	(8,585,698)	13,575,371	(4,261,802)	(1,466,258)	31,962,691

Net gain (loss) on investments	9,200,758	298,790	11,622,206	(2,720,986)	(1,019,746)	4,456,951

Reinvested capital gains	3,735,173	6,256,308	–	–	6,696,006	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,374,022	6,382,823	11,727,884	2,193,047	5,278,382	3,276,147

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		FidVIPEI		FidVIPOv		GVITMyMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,392,923	6,804,799	940,673	313,578	(35,224)	(62,538)	189,584	89,457
Realized gain (loss) on investments	(21,895,224)	(28,547,797)	865,462	(256,972)	(596,092)	(679,974)	–	–
Change in unrealized gain (loss) on investments	68,678,662	53,485,782	626,103	(252,989)	2,075,108	2,315,770	–	–
Reinvested capital gains	22,288,169	9,082,202	5,531,626	2,429,601	69,056	57,991	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	75,464,530	40,824,986	7,963,864	2,233,218	1,512,848	1,631,249	189,584	89,457

Equity transactions:
Purchase payments received from contract owners (note 3)	7,340,648	12,153,249	400,494	630,641	137,880	101,594	348,865	9,640
Transfers between funds	–	–	(68,378)	(224,602)	198,259	617,809	8,137,013	3,515,667
Redemptions (note 3)	(260,739,750)	(236,371,879)	(18,303,609)	(20,964,380)	(3,166,529)	(2,948,468)	(9,898,148)	(5,156,160)
Annuity benefits	(67,405)	(65,047)	(17,858)	(20,033)	(15,016)	(12,216)	–	–
Contingent deferred sales charges (note 2)	(1,056,230)	(1,636,876)	(22,099)	(56,093)	(3,242)	(10,375)	(24,142)	(26,944)
Adjustments to maintain reserves	9,859	3,092	3,525	1,526	2,239	266	(27)	31

Net equity transactions	(254,512,878)	(225,917,461)	(18,007,925)	(20,632,941)	(2,846,409)	(2,251,390)	(1,436,439)	(1,657,766)

Net change in contract owners’ equity	(179,048,348)	(185,092,475)	(10,044,061)	(18,399,723)	(1,333,561)	(620,141)	(1,246,855)	(1,568,309)
Contract owners’ equity beginning of period	983,993,418	1,169,085,893	53,119,607	71,519,330	10,907,907	11,528,048	6,411,403	7,979,712

Contract owners’ equity end of period	$804,945,070	983,993,418	43,075,546	53,119,607	9,574,346	10,907,907	5,164,548	6,411,403

CHANGES IN UNITS:
Beginning units	59,690,335	72,612,196	1,951,437	2,747,671	593,316	738,847	488,932	616,667

Units purchased	4,948,959	3,189,365	44,772	67,904	73,295	73,085	781,085	437,701
Units redeemed	(18,606,464)	(16,111,226)	(663,392)	(864,138)	(220,981)	(218,616)	(888,290)	(565,436)

Ending units	46,032,830	59,690,335	1,332,817	1,951,437	445,630	593,316	381,727	488,932

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund		JPMBal		JPMCBond		JPMDivEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(73,018)	(151,682)	1,667,933	1,960,895	2,389,910	2,934,262	(393,780)	(288,569)
Realized gain (loss) on investments	556,340	(3,752,683)	(1,090,048)	(1,222,136)	855,859	1,312,710	(1,205,914)	(2,558,068)
Change in unrealized gain (loss) on investments	2,446,919	5,783,704	7,709,598	425,443	(742,679)	(3,108,850)	13,444,809	3,558,988
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,930,241	1,879,339	8,287,483	1,164,202	2,503,090	1,138,122	11,845,115	712,351

Equity transactions:
Purchase payments received from contract owners (note 3)	200,370	320,851	1,108,890	2,016,248	648,843	1,333,755	690,456	1,053,721
Transfers between funds	(527,405)	(158,984)	(1,940,668)	3,082,016	2,787,717	3,015,659	3,459,629	1,557,043
Redemptions (note 3)	(9,876,577)	(12,218,548)	(39,385,854)	(40,175,894)	(20,032,748)	(15,776,458)	(17,817,969)	(13,110,235)
Annuity benefits	(14,326)	(13,317)	(2,719)	(2,452)	–	–	–	–
Contingent deferred sales charges (note 2)	(13,999)	(39,665)	(104,669)	(213,956)	(148,067)	(192,096)	(121,606)	(150,405)
Adjustments to maintain reserves	2,212	853	51	(940)	8	(187)	192	150

Net equity transactions	(10,229,725)	(12,108,810)	(40,324,969)	(35,294,978)	(16,744,247)	(11,619,327)	(13,789,298)	(10,649,726)

Net change in contract owners’ equity	(7,299,484)	(10,229,471)	(32,037,486)	(34,130,776)	(14,241,157)	(10,481,205)	(1,944,183)	(9,937,375)
Contract owners’ equity beginning of period	30,790,002	41,019,473	115,593,603	149,724,379	103,247,357	113,728,562	89,190,294	99,127,669

Contract owners’ equity end of period	$23,490,518	30,790,002	83,556,117	115,593,603	89,006,200	103,247,357	87,246,111	89,190,294

CHANGES IN UNITS:
Beginning units	1,314,283	1,859,203	5,778,418	7,573,222	7,477,972	8,324,575	10,151,495	11,395,562

Units purchased	28,868	41,121	159,714	397,335	450,704	453,297	697,224	470,544
Units redeemed	(450,519)	(586,041)	(2,125,158)	(2,192,139)	(1,656,746)	(1,299,900)	(2,186,765)	(1,714,611)

Ending units	892,632	1,314,283	3,812,974	5,778,418	6,271,930	7,477,972	8,661,954	10,151,495

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMMidCapGr		JPMMidCapV		JPMEqIndx		JPMGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,561,909)	(1,813,469)	(172,275)	(417,395)	105,678	213,409	4,914,033	5,400,201
Realized gain (loss) on investments	(2,693,742)	293,827	8,884,488	3,296,325	(1,953,165)	(4,110,608)	1,540,816	3,379,924
Change in unrealized gain (loss) on investments	11,894,500	13,851,006	(8,585,698)	(2,842,943)	13,575,371	6,708,747	(4,261,802)	(6,186,238)
Reinvested capital gains	3,735,173	–	6,256,308	5,310,100	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,374,022	12,331,364	6,382,823	5,346,087	11,727,884	2,811,548	2,193,047	2,593,887

Equity transactions:
Purchase payments received from contract owners (note 3)	789,738	1,225,480	171,552	769,006	736,117	1,236,646	732,406	1,854,342
Transfers between funds	(2,978,989)	(3,973,482)	(32,646,295)	(3,494,144)	7,449,208	(1,136,254)	3,725,399	1,779,660
Redemptions (note 3)	(34,344,343)	(30,955,582)	(9,229,205)	(9,342,821)	(25,623,856)	(19,228,521)	(33,304,650)	(30,354,619)
Annuity benefits	(3,911)	(3,290)	–	–	(10,823)	(10,376)	(288)	(1,174)
Contingent deferred sales charges (note 2)	(117,840)	(190,821)	(72,017)	(109,394)	(119,724)	(171,726)	(158,907)	(241,856)
Adjustments to maintain reserves	(352)	31	152	665	2,217	1,428	(79)	(150)

Net equity transactions	(36,655,697)	(33,897,664)	(41,775,813)	(12,176,688)	(17,566,861)	(19,308,803)	(29,006,119)	(26,963,797)

Net change in contract owners’ equity	(25,281,675)	(21,566,300)	(35,392,990)	(6,830,601)	(5,838,977)	(16,497,255)	(26,813,072)	(24,369,910)
Contract owners’ equity beginning of period	130,950,487	152,516,787	64,111,957	70,942,558	95,441,481	111,938,736	133,594,344	157,964,254

Contract owners’ equity end of period	$105,668,812	130,950,487	28,718,967	64,111,957	89,602,504	95,441,481	106,781,272	133,594,344

CHANGES IN UNITS:
Beginning units	4,021,840	5,137,175	3,476,060	4,166,895	8,677,632	10,494,583	7,549,424	9,082,609

Units purchased	105,779	112,631	37,188	121,335	974,268	297,106	440,868	404,135
Units redeemed	(1,175,856)	(1,227,966)	(2,161,690)	(812,170)	(2,501,785)	(2,114,057)	(2,081,741)	(1,937,320)

Ending units	2,951,763	4,021,840	1,351,558	3,476,060	7,150,115	8,677,632	5,908,551	7,549,424

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMMidCap		JPMLgCapGr
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(397,878)	(457,635)	(1,180,804)	(915,715)
Realized gain (loss) on investments	446,512	384,643	(27,505,740)	(24,634,785)
Change in unrealized gain (loss) on investments	(1,466,258)	4,443,878	31,962,691	28,789,266
Reinvested capital gains	6,696,006	1,284,510	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,278,382	5,655,396	3,276,147	3,238,766

Equity transactions:
Purchase payments received from contract owners (note 3)	468,332	428,154	906,705	1,173,171
Transfers between funds	14,727,639	(2,168,552)	(2,323,129)	(2,411,836)
Redemptions (note 3)	(8,645,097)	(5,654,843)	(31,111,165)	(30,485,350)
Annuity benefits	–	–	(2,464)	(2,189)
Contingent deferred sales charges (note 2)	(53,986)	(64,102)	(95,932)	(169,443)
Adjustments to maintain reserves	166	452	(445)	(1,033)

Net equity transactions	6,497,054	(7,458,891)	(32,626,430)	(31,896,680)

Net change in contract owners’ equity	11,775,436	(1,803,495)	(29,350,283)	(28,657,914)
Contract owners’ equity beginning of period	38,437,215	40,240,710	112,197,761	140,855,675

Contract owners’ equity end of period	$50,212,651	38,437,215	82,847,478	112,197,761

CHANGES IN UNITS:
Beginning units	2,318,335	2,805,228	5,891,191	7,669,959

Units purchased	1,021,313	113,628	133,881	199,543
Units redeemed	(650,864)	(600,521)	(1,842,677)	(1,978,311)

Ending units	2,688,784	2,318,335	4,182,395	5,891,191

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)

At December 31, 2006, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $3,382,579 and $5,712,426, respectively, and total transfers from the Account to the fixed account were $3,307,135 and $7,752,102, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $188,193 and $186,215 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30%	1,332,817	$32.183235	$42,894,363	3.25%	18.64%
2005	1.30%	1,951,437	27.127751	52,938,097	1.77%	4.49%
2004	1.30%	2,747,671	25.961264	71,333,012	1.62%	10.08%
2003	1.30%	3,383,761	23.583981	79,802,555	1.79%	28.64%
2002	1.30%	3,900,487	18.333686	71,510,304	1.88%	-18.03%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.30%	445,630	21.153611	9,426,684	0.97%	16.55%
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
2004	1.30%	738,847	15.446324	11,412,470	1.18%	12.16%
2003	1.30%	884,944	13.771841	12,187,308	0.81%	41.51%
2002	1.30%	1,052,589	9.732257	10,244,067	0.86%	-21.32%

Gartmore GVIT – Money Market Fund – Class I
2006	1.30%	381,727	13.529429	5,164,548	4.64%	3.18%
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
2004	1.30%	616,667	12.940067	7,979,712	0.79%	-0.50%
2003	1.30%	905,729	13.004981	11,778,988	0.62%	-0.68%
2002	1.30%	1,659,910	13.094349	21,735,441	1.13%	-0.10%

Gartmore GVIT – Nationwide Fund – Class I
2006	1.30%	892,632	26.155466	23,347,206	1.02%	12.15%
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%
2004	1.30%	1,859,203	21.990636	40,885,056	1.22%	8.32%
2003	1.30%	2,352,114	20.300659	47,749,464	0.54%	25.86%
2002	1.30%	2,662,106	16.129988	42,939,738	0.83%	-18.43%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1
2006	1.30%	3,812,974	21.910158	83,542,863	2.95%	9.54%
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
2004	1.30%	7,573,222	19.770235	149,724,379	2.31%	4.36%
2003	1.30%	8,573,075	18.944760	162,414,848	2.82%	15.68%
2002	1.30%	8,688,908	16.377273	142,300,618	0.01%	-12.83%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1
2006	1.30%	6,271,930	14.191198	89,006,200	3.79%	2.78%
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
2004	1.30%	8,324,575	13.661786	113,728,562	5.32%	2.78%
2003	1.30%	8,356,471	13.292261	111,076,394	5.34%	2.52%
2002	1.30%	6,763,970	12.965228	87,696,413	0.02%	8.56%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1
2006	1.30%	8,661,954	10.072336	87,246,111	0.84%	14.64%
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
2004	1.30%	11,395,562	8.698796	99,127,669	0.73%	5.65%
2003	1.30%	12,202,863	8.233222	100,468,880	0.58%	24.30%
2002	1.30%	9,913,935	6.623910	65,669,013	0.00%	-24.77%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	1.30%	2,951,763	35.792211	105,650,124	0.00%	9.94%
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
2004	1.30%	5,137,175	29.688844	152,516,787	0.00%	11.16%
2003	1.30%	5,980,485	26.709240	159,734,209	0.00%	25.50%
2002	1.30%	6,088,122	21.282814	129,572,368	0.00%	-21.17%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	1.30%	1,351,558	21.248786	28,718,967	1.06%	15.21%
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
2004	1.30%	4,166,895	17.025281	70,942,558	0.52%	13.90%
2003	1.30%	4,701,103	14.947875	70,271,500	0.52%	31.03%
2002	1.30%	4,004,928	11.407934	45,687,954	0.00%	-13.98%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1
2006	1.30%	7,150,115	$12.515227	$89,485,312	1.39%	13.92%
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
2004	1.30%	10,494,583	10.655119	111,821,031	1.09%	8.91%
2003	1.30%	11,508,551	9.783845	112,597,879	1.02%	26.32%
2002	1.30%	10,354,233	7.745389	80,197,562	0.00%	-23.49%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1
2006	1.30%	5,908,551	18.072328	106,781,272	5.39%	2.13%
2005	1.30%	7,549,424	17.695457	133,590,508	5.01%	1.75%
2004	1.30%	9,082,609	17.391404	157,959,322	5.04%	3.28%
2003	1.30%	10,206,873	16.838970	171,873,228	4.63%	1.21%
2002	1.30%	10,193,980	16.637997	169,607,409	0.01%	10.80%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
2006	1.30%	2,688,784	18.674855	50,212,651	0.34%	12.64%
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
2004	1.30%	2,805,228	14.344898	40,240,710	0.20%	12.93%
2003	1.30%	3,092,031	12.702218	39,275,652	0.18%	28.74%
2002	1.30%	2,787,156	9.866278	27,498,856	0.00%	-18.88%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1
2006	1.30%	4,182,395	19.805825	82,835,783	0.08%	4.01%
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
2004	1.30%	7,669,959	18.364593	140,855,675	0.25%	5.66%
2003	1.30%	9,113,925	17.381329	158,412,129	0.10%	25.88%
2002	1.30%	9,560,962	13.807631	132,014,235	0.00%	-29.41%

2006 Reserves for annuity contracts in payout phase:				632,986

2006 Contract owners’ equity			.	$804,945,070

2005 Reserves for annuity contracts in payout phase:				625,372

2005 Contract owners’ equity			.	$983,993,418

2004 Reserves for annuity contracts in payout phase:				558,950

2004 Contract owners’ equity			.	$1,169,085,893

2003 Reserves for annuity contracts in payout phase:				555,109

2003 Contract owners’ equity			.	$1,238,198,143

2002 Reserves for annuity contracts in payout phase:				466,286

2002 Contract owners’ equity			.	$1,027,140,264

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company